SCHEDULE OF COSTS INCURRED IN OIL AND GAS PRODUCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Subsequent Events [Abstract]
Proved
Unaproved		303,500
Development costs		114,424
Exploration costs	$ 3,244,653